                                 UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                      811-06391


Exact name of registrant as specified in charter:        Prudential Pacific Growth Fund


Address of principal executive offices:                  Gateway Center 3,
                                                         100 Mulberry Street,
                                                         Newark, New Jersey 07102


Name and address of agent for service:                   Mr Jonathan D. Shain
                                                         Gateway Center 3,
                                                         100 Mulberry Street,
                                                         Newark, New Jersey 07102


Registrant's telephone number, including area code:      973-802-6469


Date of fiscal year end:                                 10/31/03


Date of reporting period:                                04/30/03

Item 1 -- Reports to Stockholders

SEMIANNUAL REPORT
APRIL 30, 2003

PRUDENTIAL
PACIFIC GROWTH FUND, INC.

FUND TYPE
Global stock

OBJECTIVE
Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL FINANCIAL (LOGO)

Prudential Pacific Growth Fund, Inc.

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Prudential Pacific
Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                       As of 4/30/03

                                           Six Months   One Year   Five Years  Ten Years   Since Inception2
Class A                                      -8.95%     -20.74%     -37.98%     -43.65%      -26.41%
Class B                                      -9.37      -21.32      -40.71      -47.99       -32.50
Class C                                      -9.32      -21.34      -40.39        N/A        -59.96
Class Z                                      -8.93      -20.58      -37.70        N/A        -56.69
MSCI AC Pacific Free Price Index3            -4.98      -20.97      -25.94      -44.87         ***
MSCI AC Asia Pacific Free Gross Index4       -3.93      -19.42      -20.79      -37.19        ****
Lipper Pacific Region Funds Avg.5            -6.57      -22.12      -17.32      -17.37       *****

    Average Annual Total Returns1                    As of 3/31/03

                                       One Year    Five Years   Ten Years    Since Inception2
Class A                                 -25.82%     -10.74%       -5.34%         -3.37%
Class B                                 -26.30      -10.80        -5.61          -3.68
Class C                                 -23.98      -10.71         N/A          -10.20
Class Z                                 -21.76       -9.73         N/A          -11.25
MSCI AC Pacific Free Price Index3       -20.30       -6.60        -4.54            ***
MSCI AC Asia Pacific Free Gross Index4  -17.71       -5.29        -3.28           ****
Lipper Pacific Region Funds Avg.5       -21.74       -5.36        -1.55          *****

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC, Lipper Inc., and
Micropal. The cumulative total returns do not take
into account applicable sales charges. The average
annual total returns do take into account applicable
sales charges. Without the distribution and service
(12b-1) fee waiver of 0.05% for Class A shares, the
returns would have been lower. The Fund charges a
maximum front-end sales charge of 5% for Class A
shares in most circumstances, and a 12b-1 fee of up
to 0.30% annually. In some circumstances, Class A
shares may not be subject to a front-end sales
charge, but may be subject to a 1% contingent
deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% for the first six years
respectively after purchase, and a 12b-1 fee of 1.00%
annually. Approximately seven years after purchase,
Class B shares will automatically convert to Class A
shares on a quarterly basis. Class C shares are
subject to a front-end sales charge of 1%, a CDSC of
1% for shares redeemed within 18 months of purchase,
and a 12b-1 fee of 1.00% annually. Class Z shares are
not subject to a sales charge or 12b-1 fee. The
returns in the tables above do not reflect the
deduction of taxes that a shareholder would pay on
fund distributions or following the redemption of
fund shares. 2Inception dates: Class A and Class B,
7/24/92; Class C, 8/1/94; and Class Z, 3/1/96. 3The
Morgan Stanley Capital International (MSCI) All
Country (AC) Pacific Free Price Index is an
unmanaged,
                               www.prudential.com    (800) 225-1852

Semiannual Report    April 30, 2003

free float-adjusted market capitalization index that is designed to measure the equity market performance in the following countries: Australia, China, Hong
Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand.
4The MSCI AC Asia Pacific Free Gross Index is an unmanaged, weighted index comprising approximately
950 securities listed on the stock exchanges of Australia, China, Hong Kong, India, Indonesia, Japan,
Malaysia, Pakistan, the Philippines, Singapore, South
Korea, Sri Lanka, Taiwan, and Thailand.5 The Lipper
Pacific Region Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Pacific Region Funds category for the periods noted. Funds in the Lipper Average concentrate investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or in a single country within this region. Investors cannot invest directly in an index. The returns for the MSCI
Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. ***MSCI AC Pacific Free Price Index Since
Inception cumulative total returns as of 4/30/03 are -20.21% for Class A and Class B, -52.61% for Class C, and -51.39% for Class Z. MSCI AC Pacific Free Price
Index Since Inception average annual total returns as of 3/31/03 are -2.23% for Class A and Class B, -8.41% for Class C, and -9.86% for Class Z. ****MSCI AC Asia
Pacific Free Gross Index Since Inception cumulative total returns as of 4/30/03 are -8.15% for Class A and Class B, -46.74% for Class C, and -45.99% for
Class Z. MSCI AC Asia Pacific Free Gross Index Since
Inception average annual total returns as of 3/31/03 are -0.93% for Class A and Class B, -7.17% for Class
C, and -8.52% for Class Z. *****Lipper Average Since
Inception cumulative total returns as of 4/30/03 are 1.79% for Class A and Class B, -36.08% for Class C, and -38.48% for Class Z. Lipper Average Since
Inception average annual total returns as of 3/31/03 are -0.34% for Class A and Class B, -5.64% for Class
C, and -7.46% for Class Z.

PRUDENTIAL FINANCIAL (LOGO)          June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S.
consumer confidence rose significantly and a more optimistic tone pervaded the financial markets.
Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions.
We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential Pacific
Growth Fund, Inc. in March 2003. On behalf of the
Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Prudential Pacific Growth Fund, Inc.

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.6%
Common Stocks
-------------------------------------------------------------------------------------
Australia  19.0%
   25,000    Australia & New Zealand Banking Group, Ltd.            $      291,663
  112,000    BHP Billiton, Ltd.                                            633,357
   10,000    Commonwealth Bank of Australia                                170,275
  300,000    Lihir Gold, Ltd.(a)                                           245,841
  450,000    M.I.M. Holdings, Ltd.                                         478,546
   28,300    National Australia Bank, Ltd.                                 575,349
  104,000    Newcrest Mining, Ltd.                                         426,125
  260,000    Qantas Airways, Ltd.                                          517,205
   91,000    QBE Insurance Group, Ltd.                                     486,140
   27,000    Rio Tinto, Ltd.                                               536,759
   58,000    Santos, Ltd.                                                  210,435
   41,000    Suncorp-Metway, Ltd.                                          291,612
   69,321    TABCORP Holdings, Ltd.                                        459,656
  165,000    WMC, Ltd.                                                     450,021
   37,000    Woodside Petroleum, Ltd.                                      265,246
                                                                    --------------
                                                                         6,038,230
-------------------------------------------------------------------------------------
Hong Kong  16.6%
  680,000    Aluminium Corp. of China, Ltd.                                118,579
  580,000    Beijing Datang Power Generation Co., Ltd.                     228,682
  990,000    Brilliance China Automotive Holdings, Ltd.                    231,028
  220,000    Cathay Pacific Airways, Ltd.                                  265,161
   36,000    Cheung Kong (Holdings), Ltd.                                  198,947
  206,000    China Merchants Holdings International Co., Ltd.              162,443
   80,000    China Mobile (Hong Kong), Ltd.                                160,532
  480,000    China Petroleum & Chemical Corp. (Sinopec)                     94,781
  215,000    CLP Holdings, Ltd.                                            879,402
  257,000    CNOOC, Ltd.                                                   337,765
  438,000    Cosco Pacific, Ltd.                                           370,661
  190,000    Esprit Holdings, Ltd.                                         372,738
  420,000    Hong Kong & China Gas Co., Ltd.                               495,445
  230,000    Hong Kong Electric Holdings, Ltd.                             928,959
  234,000    Huaneng Power International, Inc.(Class H)                    222,027

    See Notes to Financial Statements                                      3

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
  198,000    Li & Fung, Ltd.                                        $      222,142
                                                                    --------------
                                                                         5,289,292
-------------------------------------------------------------------------------------
Japan  40.7%
    3,000    Advantest Corp.                                               100,621
   13,000    Bridgestone Corp.                                             147,485
   14,000    Canon, Inc.                                                   565,823
   12,000    Daito Trust Construction Co., Ltd.                            228,912
   40,500    Denso Corp.                                                   577,310
       98    East Japan Railway Co.                                        443,736
    9,000    Eisai Co., Ltd.                                               158,855
   21,000    Fuji Photo Film Co., Ltd.                                     535,301
    2,200    Funai Electric Co., Ltd.                                      221,365
   22,600    Honda Motor Co., Ltd.                                         748,533
   35,000    Kao Corp.                                                     638,311
    8,700    Kyocera Corp.                                                 424,568
    3,300    Mabuchi Motor Co., Ltd.                                       246,545
   36,000    Matsushita Electric Industrial Co., Ltd.                      286,768
  143,000    Mazda Motor Corp.                                             251,803
  123,000    Nikko Cordial Corp.                                           330,035
    4,200    Nintendo Co., Ltd.                                            328,224
      186    Nippon Telegraph & Telephone Corp.                            651,920
   70,800    Nissan Motor Co., Ltd.                                        543,200
      128    NTT DoCoMo, Inc.                                              264,028
   85,000    Osaka Gas Co., Ltd.                                           245,891
   55,000    Ricoh Co., Ltd.                                               843,493
   18,000    Secom Co., Ltd.                                               419,588
   12,500    Shin-Etsu Chemical Co., Ltd.                                  374,182
    9,000    Showa Corp.                                                    83,842
    5,000    Sony Corp.                                                    121,583
   32,000    Takeda Chemical Industries, Ltd.                            1,172,564
  145,000    Tokyo Gas Co., Ltd.                                           471,742
   57,900    Toyota Motor Corp.                                          1,310,834
   18,000    Yamato Transport Co., Ltd.                                    201,342
                                                                    --------------
                                                                        12,938,404

    4                                      See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
Malaysia  3.0%
   28,200    British American Tobacco Malaysia Berhad               $      282,000
  265,000    Magnum Corp. Berhad                                           165,276
   75,000    Perusahaan Otomobil Nasional Berhad                           124,342
  235,000    Public Bank Berhad                                            148,421
  105,000    Resorts World Berhad                                          230,724
                                                                    --------------
                                                                           950,763
-------------------------------------------------------------------------------------
New Zealand  1.3%
  265,000    Carter Holt Harvey, Ltd.                                      241,611
    5,443    Fisher & Paykel Healthcare Corp., Ltd.                         32,729
   54,400    Telecom Corp. of New Zealand, Ltd.                            145,753
                                                                    --------------
                                                                           420,093
-------------------------------------------------------------------------------------
Singapore  3.2%
   89,000    Keppel Corp., Ltd.                                            223,553
  144,000    Neptune Orient Lines, Ltd.(a)                                  98,941
  207,000    SembCorp Industries, Ltd.                                     137,565
   64,000    Singapore Airlines, Ltd.                                      340,617
   40,000    United Overseas Bank, Ltd.                                    234,287
                                                                    --------------
                                                                         1,034,963
-------------------------------------------------------------------------------------
South Korea  7.1%
    5,800    Hyundai Motor Co., Ltd.                                       137,004
    1,600    NCsoft Corp.(a)                                               139,589
    5,700    POSCO                                                         480,864
    2,470    Samsung Electronics Co., Ltd.                                 620,041
   84,560    Samsung Heavy Industries Co., Ltd.(a)                         374,430
    1,850    Shinsegae Co., Ltd.                                           220,782
    2,000    SK Telecom Co., Ltd.                                          278,189
                                                                    --------------
                                                                         2,250,899
-------------------------------------------------------------------------------------
Taiwan  4.9%
  172,000    Evergreen Marine Corp.                                        105,095
   70,000    Hon Hai Precision Industry Co., Ltd.                          218,876
  156,000    Lite-On Technology Corp.                                      138,726
   27,000    MediaTek, Inc.                                                220,740

    See Notes to Financial Statements                                      5

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
  122,000    Quanta Computer, Inc.                                  $      213,483
  100,000    Synnex Technology International Corp.                         117,613
  180,000    Taiwan Styrene Monomer Corp.(a)                               118,244
  560,000    United Microelectronics Corp.                                 321,285
  132,000    Wan Hai Lines, Ltd.                                           106,781
                                                                    --------------
                                                                         1,560,843
-------------------------------------------------------------------------------------
Thailand  0.8%
  120,000    PTT Public Co., Ltd.                                          125,962
   42,000    Siam Cement Public Co., Ltd.                                  124,423
                                                                    --------------
                                                                           250,385
                                                                    --------------
             Total long-term investments (cost $32,593,995)             30,733,872
                                                                    --------------
SHORT-TERM INVESTMENT  2.9%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$     928    Joint Repurchase Agreement Account,
              1.357%, 5/1/03
              (cost $928,000; Note 5)                                      928,000
                                                                    --------------
             Total Investments  99.5%
              (cost $33,521,995; Note 6)                                31,661,872
             Other assets in excess of liabilities  0.5%                   160,582
                                                                    --------------
             Net Assets  100%                                       $   31,822,454
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.

    6                                      See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2003 was as follows:

Automotive.............................................................   13.1%
Electronic Components..................................................   11.2
Mining.................................................................   10.6
Electrical Utilities...................................................    7.1
Electronics............................................................    5.7
Telecommunication Services.............................................    4.7
Banks..................................................................    4.5
Drugs & Healthcare.....................................................    4.3
Gas Utilities..........................................................    3.8
Airlines...............................................................    3.5
Oil & Gas Exploration/Production.......................................    3.2
Transportation.........................................................    3.0
Diversified Operations.................................................    2.8
Hotels, Restaurants & Leisure..........................................    2.7
Building & Construction................................................    2.3
Chemicals..............................................................    2.2
Cosmetics & Toiletries.................................................    2.0
Financial Services.....................................................    2.0
Insurance..............................................................    1.5
Apparel & Textiles.....................................................    1.2
Leisure & Tourism......................................................    1.0
Tobacco................................................................    0.9
Computer Networks......................................................    0.8
Paper & Forest Products................................................    0.8
Merchandising..........................................................    0.7
Real Estate Investment Trust...........................................    0.6
Software...............................................................    0.4
Other..................................................................    2.9
                                                                         -----
                                                                          99.5
Other assets in excess of liabilities..................................    0.5
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                      7

       Prudential Pacific Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $33,521,995)                             $  31,661,872
Foreign currency, at value (cost $1,091,660)                             1,097,837
Cash                                                                       222,670
Receivable for investments sold                                            614,834
Receivable for Fund shares sold                                            273,965
Dividends and interest receivable                                          147,934
Other assets                                                                 6,821
                                                                    --------------
      Total assets                                                      34,025,933
                                                                    --------------
LIABILITIES
Payable for Fund shares reacquired                                       1,324,991
Payable for investments purchased                                          608,674
Accrued expenses                                                           220,657
Management fee payable                                                      19,838
Withholding taxes payable                                                   17,357
Distribution fee payable                                                    11,962
                                                                    --------------
      Total liabilities                                                  2,203,479
                                                                    --------------
NET ASSETS                                                           $  31,822,454
                                                                    --------------
                                                                    --------------
Net assets were comprised of:
   Shares of common stock, at par                                    $       5,409
   Paid-in capital in excess of par                                     79,796,346
                                                                    --------------
                                                                        79,801,755
   Net investment loss                                                    (259,765)
   Accumulated net realized loss on investments and foreign
      currency transactions                                            (45,865,654)
   Net unrealized depreciation on investments and foreign
      currencies                                                        (1,853,882)
                                                                    --------------
Net assets, April 30, 2003                                           $  31,822,454
                                                                    --------------
                                                                    --------------

    8                                      See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    April 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($22,240,434 / 3,710,414 shares of common stock issued and
      outstanding)                                                           $5.99
   Maximum sales charge (5% of offering price)                                 .32
                                                                    --------------
   Maximum offering price to public                                          $6.31
                                                                    --------------
                                                                    --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($7,151,009 / 1,275,887 shares of common stock issued and
      outstanding)                                                           $5.60
                                                                    --------------
                                                                    --------------
Class C:
   Net asset value and redemption price per share
      ($1,642,643 / 291,602 shares of common stock issued and
      outstanding)                                                           $5.63
   Sales charge (1% of offering price)                                         .06
                                                                    --------------
   Offering price to public                                                  $5.69
                                                                    --------------
                                                                    --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($788,368 / 131,055 shares of common stock issued and
      outstanding)                                                           $6.02
                                                                    --------------
                                                                    --------------

    See Notes to Financial Statements                                      9

       Prudential Pacific Growth Fund, Inc.
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $29,474)           $    318,107
   Interest                                                                 8,647
                                                                    --------------
      Total income                                                        326,754
                                                                    --------------
Expenses
   Management fee                                                         130,957
   Distribution fee--Class A                                               29,321
   Distribution fee--Class B                                               44,300
   Distribution fee--Class C                                                9,541
   Custodian's fees and expenses                                          129,000
   Transfer agent's fees and expenses                                     113,000
   Registration fee                                                        35,000
   Reports to shareholders                                                 34,000
   Audit fees                                                              20,000
   Legal fees and expenses                                                 20,000
   Directors' fees                                                          3,000
   Miscellaneous                                                           17,937
                                                                    --------------
      Total operating expenses                                            586,056
   Loan interest expense (Note 8)                                             463
                                                                    --------------
      Total expenses                                                      586,519
                                                                    --------------
Net investment loss                                                      (259,765)
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions (net of Thailand capital gains taxes
      of $7,030)                                                       (2,354,010)
   Foreign currency transactions                                          (75,372)
                                                                    --------------
                                                                       (2,429,382)
                                                                    --------------
  Net change in unrealized appreciation (depreciation) on:
   Investments                                                           (314,404)
   Foreign currencies                                                      29,166
                                                                    --------------
                                                                         (285,238)
                                                                    --------------
Net loss on investments and foreign currencies                         (2,714,620)
                                                                    --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (2,974,385)
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months            Year
                                                       Ended              Ended
                                                   April 30, 2003    October 31, 2002
-------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                              $    (259,765)     $   (358,225)
   Net realized loss on investments and foreign
      currency transactions                            (2,429,382)       (2,604,272)
   Net change in unrealized appreciation
      (depreciation) on investments and foreign
      currencies                                         (285,238)        2,817,924
                                                   --------------    ----------------
   Net decrease in net assets resulting from
      operations                                       (2,974,385)         (144,573)
                                                   --------------    ----------------
Fund share transactions (net of share
   conversions)
   (Note 7)
   Net proceeds from shares sold                       32,329,136        69,583,170
   Cost of shares reacquired                          (36,462,650)      (78,760,338)
                                                   --------------    ----------------
   Net decrease in net assets from Fund share
      transactions                                     (4,133,514)       (9,177,168)
                                                   --------------    ----------------
Total decrease                                         (7,107,899)       (9,321,741)
NET ASSETS
Beginning of period                                    38,930,353        48,252,094
                                                   --------------    ----------------
End of period                                       $  31,822,454      $ 38,930,353
                                                   --------------    ----------------
                                                   --------------    ----------------

    See Notes to Financial Statements                                     11

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Pacific Growth Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on August 14, 1991 and commenced investment operations on July 24, 1992. The investment objective of the Fund is to seek long-term capital growth by investing primarily in common stocks, common stock equivalents and other securities of companies doing business in or domiciled in the Pacific Basin region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange
(whether domestic or foreign) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the manager or subadviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Trustees, in consultation with the manager and applicable subadviser.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts
                                                                          13

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees which are charged directly to the respective Class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

      Taxes:    For federal income tax purposes, it is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Jardine Fleming International Management, Inc. ('JF').

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

The subadvisory agreement provides that JF furnishes investment advisory services in connection with the management of the Fund. In connection therewith, JF is obligated to keep certain books and records of the Fund. PI paid for the services of JF, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, Class B and Class C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, of the average daily net assets of the Class A, Class B and Class C shares for the six months ended April 30, 2003.

      PIMS has advised the Fund that it received approximately $5,500 and $9,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year six months ended April 30, 2003, it received approximately $9,800 and $6,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended April 30, 2003, the Fund incurred fees of approximately $85,500 for the services of PMFS. As of April 30, 2003 approximately $13,900 of such fees were due to PMFS.
                                                                          15

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $15,100 in total networking fees, of which the amount paid to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $12,000 for the six months ended April 30, 2003. As of April 30, 2003, approximately $1,900 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments,for the six months ended April 30, 2003 were $23,485,712 and $26,967,995, respectively.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2003, the Fund had a ..37% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $928,000 in principal amount. As of such date, each repurchase agreements in the joint account and the collateral therefor were as follows:

      Bank of America, 1.36%, in the principal amount of $83,551,000, repurchase price $83,554,156, due 05/01/03. The value of the collateral including accrued interest was $85,222,020.

      Credit Suisse First Boston, 1.35%, in the principal amount of $83,550,000, repurchase price $83,553,133, due 05/01/03. The value of the collateral including accrued interest was $85,224,740.

      Greenwich Capital Markets, Inc., 1.36% in the principal amount of $83,551,000, repurchase price $83,554,156, due 05/01/03. The value of the collateral including accrued interest was $85,224,454.

Note 6. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2002 of approximately $43,057,000 of which $6,178,000 expires in 2006 and $34,269,000 expires in 2009 and $2,610,000 expires in 2010.
Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of April 30, 2003 were as follows:

                                                                         Total Net
                                                                        Unrealized
       Tax Basis           Appreciation          Depreciation          Depreciation
   ------------------   -------------------   -------------------   -------------------
      $33,901,429           $1,314,753            $3,554,310            $2,239,557

      The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with an initial sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 2 billion shares of common stock at $.001 par value per share divided into four classes, designated Class A, Class B, Class C and Class Z common stock each consisting of 500 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2003:
Shares sold                                                   2,028,389    $  12,641,495
Shares reacquired                                            (2,384,557)     (15,024,108)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (356,168)      (2,382,613)
Shares issued upon conversion from Class B                      257,973        1,580,045
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (98,195)   $    (802,568)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                   4,523,111    $  32,181,123
Shares reacquired                                            (5,307,798)     (38,302,857)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (784,687)      (6,121,734)
Shares issued upon conversion from Class B                      400,877        2,914,264
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (383,810)   $  (3,207,470)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          17

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class B
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     820,105    $   4,792,540
Shares reacquired                                            (1,021,079)      (6,059,245)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (200,974)      (1,266,705)
Shares reacquired upon conversion into Class A                 (275,840)      (1,580,045)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (476,814)   $  (2,846,750)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                   2,022,298    $  13,450,177
Shares reacquired                                            (2,371,964)     (15,924,703)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (349,666)      (2,474,526)
Shares reacquired upon conversion into Class A                 (425,682)      (2,914,264)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (775,348)   $  (5,388,790)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                   1,202,955    $   7,044,926
Shares reacquired                                            (1,242,732)      (7,357,202)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (39,777)   $    (312,276)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                   1,098,902    $   7,349,768
Shares reacquired                                            (1,102,949)      (7,435,970)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    (4,047)   $     (86,202)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                   1,269,392    $   7,850,175
Shares reacquired                                            (1,277,882)      (8,022,095)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    (8,490)   $    (171,920)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                   2,321,128    $  16,602,102
Shares reacquired                                            (2,349,153)     (17,096,808)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (28,025)   $    (494,706)
                                                            -----------    -------------
                                                            -----------    -------------

Note 8. Borrowings
The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid

       Prudential Pacific Growth Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

      The Fund utilized the line of credit during the six months ended April 30, 2003. The average daily balance for the 3 days the Fund had outstanding during the six months was approximately $3,331,000 at a weighted average interest rate of approximately 1.78%.
                                                                          19

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited)

                                                                     Class A(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   6.59
                                                                      --------
Income/loss from investment operations
Net investment income (loss)                                              (.04)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                          (.56)
                                                                      --------
      Total from investment operations                                    (.60)
                                                                      --------
Less distributions
Dividends from net investment income                                        --
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                      --------
      Total distributions                                                   --
                                                                      --------
Net asset value, end of period                                        $   5.99
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                          (8.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 22,240
Average net assets (000)                                              $ 23,651
Ratios to average net assets:
   Total expenses(c)                                                      3.13%(d)
   Operating expenses, including distribution and service
      (12b-1) fees(c)                                                     3.13%(d)
   Operating expenses, excluding distribution and service
      (12b-1) fees                                                        2.88%(d)
   Net investment income (loss)                                          (1.24)%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                                               71%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d) Annualized.
(e) Not annualized for periods of less than one full year.

    20                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class A(a)
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $   6.83             $   9.70             $  14.01             $   9.14             $  12.22
    --------             --------             --------             --------             --------
        (.03)                (.09)                (.09)                (.04)                 .06
        (.21)               (2.78)               (4.01)                4.99                (1.88)
    --------             --------             --------             --------             --------
        (.24)               (2.87)               (4.10)                4.95                (1.82)
    --------             --------             --------             --------             --------
          --                   --                 (.16)                (.08)                  --
          --                   --                 (.05)                  --                 (.40)
          --                   --                   --                   --                 (.86)
    --------             --------             --------             --------             --------
          --                   --                 (.21)                (.08)               (1.26)
    --------             --------             --------             --------             --------
    $   6.59             $   6.83             $   9.70             $  14.01             $   9.14
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       (3.51)%             (29.59)%             (29.82)%              55.11%              (15.53)%
    $ 25,106             $ 28,615             $ 50,141             $ 49,338             $ 22,624
    $ 29,077             $ 34,919             $ 53,389             $ 31,281             $ 26,845
        2.39%                2.60%                1.60%                1.72%                1.70%
        2.39%                2.58%                1.57%                1.72%                1.70%
        2.14%                2.33%                1.32%                1.47%                1.45%
        (.48)%              (1.12)%               (.70)%               (.34)%                .63%
         155%                 158%                  93%                 104%                  94%

    See Notes to Financial Statements                                     21

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 6.19
                                                                      -------
Income/loss from investment operations
Net investment loss                                                      (.06)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         (.53)
                                                                      -------
      Total from investment operations                                   (.59)
                                                                      -------
Less distributions
Dividends from net investment income                                       --
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
      Total distributions                                                  --
                                                                      -------
Net asset value, end of period                                         $ 5.60
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                         (9.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $7,151
Average net assets (000)                                               $8,933
Ratios to average net assets:
   Total expenses                                                        3.88%(c)
   Operating expenses, including distribution and service
      (12b-1) fees                                                       3.88%(c)
   Operating expenses, excluding distribution and service
      (12b-1) fees                                                       2.88%(c)
   Net investment loss                                                  (2.08)%(c)

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
(c) Annualized.

    22                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class B(a)
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $   6.45             $   9.30             $  13.50             $   8.79             $  11.77
    --------             --------             --------         ----------------         --------
        (.09)                (.15)                (.19)                (.12)                (.01)
        (.17)               (2.70)               (3.87)                4.84                (1.82)
    --------             --------             --------         ----------------         --------
        (.26)               (2.85)               (4.06)                4.72                (1.83)
    --------             --------             --------         ----------------         --------
          --                   --                 (.09)                (.01)                  --
          --                   --                 (.05)                  --                 (.29)
          --                   --                   --                   --                 (.86)
    --------             --------             --------         ----------------         --------
          --                   --                 (.14)                (.01)               (1.15)
    --------             --------             --------         ----------------         --------
    $   6.19             $   6.45             $   9.30             $  13.50             $   8.79
    --------             --------             --------         ----------------         --------
    --------             --------             --------         ----------------         --------
       (4.03)%             (30.72)%             (30.40)%              54.28%              (16.32)%
    $ 10,840             $ 16,314             $ 51,004             $107,769             $ 74,457
    $ 14,322             $ 28,834             $ 96,019             $ 85,193             $ 91,983
        3.14%                3.35%                2.35%                2.47%                2.45%
        3.14%                3.33%                2.32%                2.47%                2.45%
        2.14%                2.33%                1.32%                1.47%                1.45%
       (1.32)%              (1.90)%              (1.43)%              (1.09)%               (.12)%

    See Notes to Financial Statements                                     23

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 6.22
                                                                      -------
Income/loss from investment operations
Net investment loss                                                      (.06)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         (.53)
                                                                      -------
      Total from investment operations                                   (.59)
                                                                      -------
Less distributions
Dividends from net investment income                                       --
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
      Total distributions                                                  --
                                                                      -------
Net asset value, end of period                                         $ 5.63
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                         (9.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $1,643
Average net assets (000)                                               $1,924
Ratios to average net assets:
   Total expenses                                                        3.88%(c)
   Operating expenses, including distribution and service
      (12b-1) fees                                                       3.88%(c)
   Operating expenses, excluding distribution and service
      (12b-1) fees                                                       2.88%(c)
   Net investment loss                                                  (1.99)%(c)

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
(c) Annualized.

    24                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class C(a)
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
     $ 6.49               $ 9.30               $13.50               $ 8.79               $11.77
    -------              -------              -------              -------              -------
       (.08)                (.15)                (.19)                (.12)                (.01)
       (.19)               (2.66)               (3.87)                4.84                (1.82)
    -------              -------              -------              -------              -------
       (.27)               (2.81)               (4.06)                4.72                (1.83)
    -------              -------              -------              -------              -------
         --                   --                 (.09)                (.01)                  --
         --                   --                 (.05)                  --                 (.29)
         --                   --                   --                   --                 (.86)
    -------              -------              -------              -------              -------
         --                   --                 (.14)                (.01)               (1.15)
    -------              -------              -------              -------              -------
     $ 6.22               $ 6.49               $ 9.30               $13.50               $ 8.79
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      (4.16)%             (30.29)%             (30.40)%              54.28%              (16.32)%
     $2,061               $2,176               $6,040               $7,073               $1,654
     $2,299               $3,035               $7,376               $3,103               $2,276
       3.14%                3.35%                2.35%                2.47%                2.45%
       3.14%                3.33%                2.32%                2.47%                2.45%
       2.14%                2.33%                1.32%                1.47%                1.45%
      (1.23)%              (1.90)%              (1.42)%              (1.09)%               (.12)%

    See Notes to Financial Statements                                     25

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z(a)
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 6.61
                                                                      -------
Income/loss from investment operations
Net investment income (loss)                                             (.03)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                         (.56)
                                                                      -------
      Total from investment operations                                   (.59)
                                                                      -------
Less distributions
Dividends from net investment income                                       --
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                      -------
      Total distributions                                                  --
                                                                      -------
Net asset value, end of period                                         $ 6.02
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                         (8.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $  788
Average net assets (000)                                               $  702
Ratios to average net assets:
   Total expenses                                                        2.88%(c)
   Operating expenses                                                    2.88%(c)
   Net investment income (loss)                                          (.88)%(c)

------------------------------
(a) Calculated based upon average weighted shares outstanding during the period.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Prudential Pacific Growth Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                Class Z(a)
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
     $ 6.85               $ 9.75              $  14.12             $   9.17             $  12.28
    -------              -------              --------             --------             --------
       (.01)                (.07)                 (.06)                  --                  .08
       (.23)               (2.83)                (4.08)                5.06                (1.89)
    -------              -------              --------             --------             --------
       (.24)               (2.90)                (4.14)                5.06                (1.81)
    -------              -------              --------             --------             --------
         --                   --                  (.18)                (.11)                  --
         --                   --                  (.05)                  --                 (.44)
         --                   --                    --                   --                 (.86)
    -------              -------              --------             --------             --------
         --                   --                  (.23)                (.11)               (1.30)
    -------              -------              --------             --------             --------
     $ 6.61               $ 6.85              $   9.75             $  14.12             $   9.17
    -------              -------              --------             --------             --------
    -------              -------              --------             --------             --------
      (3.50)%             (29.89)%              (29.75)%              56.05%              (15.36)%
     $  922               $1,147              $  3,767             $ 43,311             $ 12,429
     $1,068               $2,107              $ 33,479             $ 22,811             $ 15,099
       2.14%                2.35%                 1.35%                1.47%                1.45%
       2.14%                2.33%                 1.32%                1.47%                1.45%
       (.18)%               (.86)%                (.40)%               (.03)%                .82%

    See Notes to Financial Statements                                     27
                               www.prudential.com     (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
JF International Management Inc.
21st Floor, Charter House
8 Connaught Road, Central
Hong Kong

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         PRPAX    743941106
Class B         PRPBX    743941205
Class C         PRPCX    743941304
Class Z         PPGZX    743941403

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

PRUDENIAL FINANCIAL (LOGO)

Fund Symbols    Nasdaq    CUSIP
------------    ------    -----
Class A         PRPAX    743941106
Class B         PRPBX    743941205
Class C         PRPCX    743941304
Class Z         PPGZX    743941403

MF157E2    IFS-A080882

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

       (a) Code of Ethics -- Not required in this filing

       (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Pacific Growth Fund

By:   /s/ Jonathan D. Shain
      ------------------------
      Jonathan D. Shain
      Secretary of Prudential Pacific Growth Fund


Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Judy A. Rice
      -------------------------
      Judy A. Rice,
      President of Prudential Pacific Growth Fund


Date: July 8 2003

By:   /s/ Grace C. Torres
      --------------------------
      Grace C. Torres,
      Treasurer and Principal Financial Officer of Prudential
      Pacific Growth Fund

Date: July 8, 2003

     Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.